DESCRIPTION OF BUSINESS	12 Months Ended
Feb. 28, 2013
Notes to Financial Statements
NOTE 1 - DESCRIPTION OF BUSINESS

Augme® Technologies, Inc. (“Augme,” the “Company,” “we,” or “us”), Augme® (“Augme”), AD LIFE® (“AD LIFE”), AD SERVE® (“AD SERVE”), A+® (“A+”), Hipcricket® (“Hipcricket”), Boombox® (“Boombox”) and the Company logos are trademarks of Augme Technologies, Inc.

Augme provides mobile marketing and advertising technology and services, enabling brands, advertising agencies, media companies and enterprise clients to engage customers, drive loyalty and increase sales. Our AD LIFE mobile marketing technology platform (the “Platform”) allows marketers, brands, and agencies the ability to plan, create, test, deploy, and track mobile marketing programs across every mobile channel. Through the use of Consumer Response Tags (“CRTs”) such as 2D codes, UPC codes, SMS, and image recognition, our Platform facilitates consumer brand interaction and the ability to track and analyze campaign results. Using its own patented device-detection and proprietary mobile content adaptation software, AD LIFE solves the mobile marketing industry problem of disparate operating systems, device types, and on-screen mobile content rendering. We also provide business-to-consumer utilities including national mobile couponing solutions, strategic mobile healthcare tools, custom mobile application development and consumer data tracking and analytics.

We have successfully completed mobile campaigns with hundreds of clients across some of the leading brands in the U.S. and have consistently maintained a customer renewal rate of over 95%.  Our products serve advertisers and ad agencies in many vertical markets including automotive, retail, consumer products, food and beverage, media and broadcast, pharmaceutical and restaurant brands.

Our advanced, comprehensive, and fully integrated Platform drives revenue primarily through license fees, marketing campaign fees, and fees associated with certain add-on promotional applications in the Platform. Additional revenue is generated by platform administration and professional service fees related to the mobilization of client content and implementation of marketing campaigns through the Platform.

Our portfolio of patents covers technical processes and methods that are believed to be a foundational component of behavioral targeting — the automatic provision of customized content to individuals based on information such as past web activity, personal preferences, geography, or demographic data. We own 15 U.S. patents and we are also pursuing additional patents that generally relate to targeting, analytics, advanced mobile marketing, customized content delivery, and mobile and networked marketing technology.

We operate under one reportable segment, are headquartered in Kirkland, Washington.  Additionally, we maintain a presence in New York, Atlanta, Dallas, Chicago, San Francisco and Los Angeles.

During July and August 2011, we made two business acquisitions, followed by a third acquisition in May 2012. See Note 4.

Liquidity, Business Risks and Uncertainties

As of February 28, 2013 and February 29, 2012, we had accumulated deficits of $111.4 million and $62.6 million, respectively. We are subject to the risks and challenges associated with companies at a similar stage of development including dependence on key individuals, successful development and marketing of our products and services, integration of recent business combinations, competition from substitute products and services and larger companies with greater financial, technical management and marketing resources. Further, we may require additional financing to execute our key business strategies and fund operations, those funds may not be readily available or may not be on terms that are favorable to us. Certain financing terms could be dilutive to existing shareholders or could result in significant interest or other costs, or require us to license or relinquish certain intellectual property rights.

We operate in the mobile marketing industry and, accordingly, can be affected by a variety of factors. For example, we believe that any of the following factors could have a significant negative effect on our future financial position, results of operations and cash flows: unanticipated fluctuations in quarterly operating results, adverse changes in our relationship with significant customers or failure to secure contracts with other customers, intense competition, failure to attract and retain key personnel, failure to protect  intellectual property, decrease in the migration trends from traditional advertising methods to digital and mobile media and the inability to manage growth.

In September 2012, we adopted a restructuring plan which includes reducing the number of employees, slowing the pace of investments in our IP portfolio and minimizing variable expenses. We are restructuring overall corporate overhead expenses in order to focus our business around our mobile marketing and advertising technology and services. In order to strengthen our position in the mobile marketing and mobile advertising industry, we intend to carefully invest our resources and protect our strategic assets, including our investment in our core patents, while continuing to identify and implement additional cost savings.

On May 9, 2013, we announced that we had secured an accounts receivable credit facility from Silicon Valley Bank. The revolving loan credit facility has a two-year term and allows us to borrow up to $5.0 million based upon a predetermined formula in the credit and security agreement.  We believe this facility is an efficient way to access cash.

During fiscal 2014, we may need to raise additional cash through equity or debt financings, and/or sell all or part of our patent portfolio, while retaining the rights to use the patents in our technology.  There is no certainty that we will have the ability to raise additional funds through debt or equity financings under terms acceptable to us or that we will have the ability to sell all or part of the patent portfolio.  If sources of capital are unavailable, or are available only on a limited basis or under unacceptable terms, then we could be required to substantially reduce or discontinue our investments in new customers and new products; reduce selling, marketing, general and administrative costs related to our continuing operations; or limit the scope of our continuing operations.  Due to the nature of our operations and financial commitments we may not have the discretion to reduce operations in an orderly manner to a more sustainable level without impacting future operations.

On June 29, 2011 we filed a shelf registration statement on Form S-3 with the Securities and Exchange Commission for the purpose of raising up to $75.0 million through sales of our securities. The registration statement was declared effective on July 13, 2011. We have sold common stock registered on the Form S-3 during fiscal year 2012 and fiscal year 2013 through public offerings of our common stock, amounting to approximately $33.6 million of the total $75 million registered on the Form S-3.  See Note 8 for details of the public offerings.  As of the filing of this annual report on Form 10-K, we no longer meet the minimum $75 million public float requirement for use of Form S-3 registration for primary sales of our shares and therefore are limited in our ability to issue the remaining $41.4 million remaining on our existing Form S-3 and/or to file new shelf registration statements on Form S-3. Until such time as we satisfy the $75 million public float and other requirements for use of Form S-3 registration, we will be required to use a registration statement on Form S-1 to register securities with the Securities and Exchange Commission or issue such securities in a private placement, which could increase the cost of raising capital.